Warrants (FY) (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants outstanding, beginning	9,474,091	103,994,927	97,977,851
Warrants issued	1,000,000	1,365,000	19,154,090
Warrants exercised	(1,000,000)	(94,727,180)	(8,301,864)
Warrants expired	(100,000)	(1,158,656)	(4,835,150)
Warrants outstanding, ending	9,374,091	9,474,091	103,994,927
Class F Warrants
Warrants outstanding, beginning	0	0	300,000
Warrants issued			0
Warrants exercised			0
Warrants expired			(300,000)
Warrants outstanding, ending		0	0
Class G Warrants
Warrants outstanding, beginning	0	0	1,503,409
Warrants issued			0
Warrants exercised			0
Warrants expired			(1,503,409)
Warrants outstanding, ending		0	0
Class H Warrants
Warrants outstanding, beginning	0	0	1,988,095
Warrants issued			0
Warrants exercised			0
Warrants expired			(1,988,095)
Warrants outstanding, ending		0	0
Class I Warrants
Warrants outstanding, beginning	0	0	1,043,646
Warrants issued			0
Warrants exercised			0
Warrants expired			(1,043,646)
Warrants outstanding, ending		0	0
Class K Warrants
Warrants outstanding, beginning	7,200,000	7,200,000	7,200,000
Warrants issued	0	0	0
Warrants exercised	0	0	0
Warrants expired	0	0	0
Warrants outstanding, ending	7,200,000	7,200,000	7,200,000
Class L Warrants
Warrants outstanding, beginning	0	57,258,339	63,898,173
Warrants issued		0	0
Warrants exercised		(57,133,339)	(6,639,834)
Warrants expired		(125,000)	0
Warrants outstanding, ending		0	57,258,339
Class N Warrants
Warrants outstanding, beginning	0	30,451,815	13,943,180
Warrants issued		0	17,644,999
Warrants exercised		(29,951,815)	(1,136,364)
Warrants expired		(500,000)	0
Warrants outstanding, ending		0	30,451,815
Class O Warrants
Warrants outstanding, beginning	909,091	7,929,091	6,540,000
Warrants issued	0	0	1,509,091
Warrants exercised	0	(6,549,090)	(120,000)
Warrants expired	0	(470,910)	0
Warrants outstanding, ending	909,091	909,091	7,929,091
Series P Warrants
Warrants outstanding, beginning	1,365,000	0	0
Warrants issued		1,365,000	0
Warrants exercised		0	0
Warrants expired		0	0
Warrants outstanding, ending		1,365,000	0
Series A Warrants
Warrants outstanding, beginning	0	1,155,682	1,561,348
Warrants issued		0	0
Warrants exercised		(1,092,936)	(405,666)
Warrants expired		(62,746)	0
Warrants outstanding, ending		0	1,155,682